ACCOUNTS RECEIVABLE, NET (Details - Allowance for credit losses) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Balance at beginning of the year	$ (0)	$ 0
Addition	500	0
Balance at end of the year	$ 500	$ (0)